Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,564	$ 5,367
Acquisitions	18	91
Impairment	(135)
Foreign currency translation adjustments	2	106
Balance at end of year	5,449	5,564
CIBC FirstCaribbean [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	413	405
Impairment	(135)
Foreign currency translation adjustments		8
Balance at end of year	278	413
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Balance at end of year	884	884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	4,078	3,952
Acquisitions	4	29
Foreign currency translation adjustments	2	97
Balance at end of year	4,084	4,078
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	189	126
Acquisitions	14	62
Foreign currency translation adjustments		1
Balance at end of year	$ 203	$ 189